Average Annual Total Returns - Invesco SP 500 Minimum Variance ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® Minimum Volatility Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 13, 2017	31.60%	14.29%	30.55%	13.28%	19.31%	10.97%	32.36%	[1]	14.56%	[1]	31.49%	14.15%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.